BUTZEL LONG, a professional corporation
                               380 Madison Avenue,
                               New York, NY 10017

                               Tel: (212) 818-1110
                               FAX: (212) 818-0494
                           e-mail: barrett@butzel.com


                                                     January 31, 2009
BY EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

               Re: Narragansett Insured Tax-Free Income
                   Fund
                   File Nos. 33-48696 and 811-6707

Dear Sirs:

         On behalf of Narragansett Insured Tax-Free Income Fund we enclose for filing with the Commission, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, a form of preliminary proxy statement and form of proxy for special meeting of shareholders to be held April 21, 2009.

         The staff is advised that the purpose of the meeting is to seek shareholder approval of two sub-advisory agreements. Both agreements are with the Fund's current sub-adviser, are substantially identical to the arrangements currently in place and involve no change in fees.

         The reasons for the shareholder meeting are described under Proposal No. 1 "Background and Reasons for the Proposals" in the enclosed proxy material.

         They are briefly these: in October, 2008, the shareholders approved new advisory and sub advisory agreements in connection with a proposed transaction (the "Aquila Transaction") under which the ownership of the Fund's manager would be adjusted among various member of the Herrmann family so that no change of control would take place upon the deaths of the current principal shareholders. In early December, and before the Aquila Transaction had taken place, control of Royal Bank of Scotland Group PLC ("RBSG"), the sub-adviser's ultimate corporate parent, was taken over by an agency of the British Government (the "RBSG Transaction"), which caused a termination by its terms of the then effective sub-advisory agreement. It is accordingly necessary to seek shareholder approval of a new sub-advisory agreement ("Sub-Advisory Agreement No. 1") to replace the one just terminated.

         Meanwhile, the Aquila Transaction has still not taken place due to issues among the affected family members outside of the Fund's control. When the Aquila Transaction occurs, sometime in 2009, it will cause another termination of the sub-advisory agreement then in effect.

         Although the shareholders have already approved a new sub-advisory agreement to cover the Aquila Transaction, that approval was obtained before the Fund was aware of the RBSG transaction. We have judged it appropriate for the Fund to seek reapproval of a sub-advisory agreement ("Sub-Advisory Agreement No. 2") in the light of the RBSG Transaction.

         Please address any comments to me or my partner, Robert I. Jones, at the above telephone number and address.

                                            Very truly yours,


                                             /s/ William L. D. Barrett
                                            William L. D. Barrett